Loan Payable - Schedule of Loan Payable to Non-Related Parties (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Unsecured – at amortized cost:
Unsecured – at amortized cost	€ 221,963	€ 325,202
Analyzed between:
Loan payable, Total	221,963	325,266
Due wtihin 1 Year [Member]
Analyzed between:
Current portion – due within 1 year	81,297	99,125
Due within 2 to 5 Years [Member]
Analyzed between:
Non-current portion – due within 2 to 5 years	€ 140,666	€ 226,077